LONG-TERM LOANS - Principal payments (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
Borrowings and other credit facilities
Long-term loans	Rp 26,099	$ 1,565	Rp 25,518	Rp 27,773
1-2 years
Borrowings and other credit facilities
Long-term loans	6,175
2-3 years
Borrowings and other credit facilities
Long-term loans	5,554
3-4 years
Borrowings and other credit facilities
Long-term loans	4,979
4-5 years
Borrowings and other credit facilities
Long-term loans	5,203
More than 5 years
Borrowings and other credit facilities
Long-term loans	4,188
Bank loans
Borrowings and other credit facilities
Long-term loans	23,403		22,822
Bank loans | 1-2 years
Borrowings and other credit facilities
Long-term loans	6,175
Bank loans | 2-3 years
Borrowings and other credit facilities
Long-term loans	5,554
Bank loans | 3-4 years
Borrowings and other credit facilities
Long-term loans	4,979
Bank loans | 4-5 years
Borrowings and other credit facilities
Long-term loans	4,003
Bank loans | More than 5 years
Borrowings and other credit facilities
Long-term loans	2,692
Bonds
Borrowings and other credit facilities
Long-term loans	2,696		Rp 2,696
Bonds | 4-5 years
Borrowings and other credit facilities
Long-term loans	1,200
Bonds | More than 5 years
Borrowings and other credit facilities
Long-term loans	Rp 1,496